Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 8,794,717	$ 1,024,192	$ 66,888
Accounts receivable, net of allowance	49,003,432	52,131,462	51,939,016
Current portion of employee and other receivables	322,104	328,123	201,451
Income tax deposit			11,248
Prepaid expenses and other current assets	2,726,662	2,477,904	2,573,531
Deferred tax asset	1,025,184	908,564	684,231
Total current assets	61,872,099	56,870,245	55,476,365
Furniture and equipment, net	1,203,877	1,289,818	1,735,157
Acquired intangibles, net	8,530,683	9,231,163	11,722,812
Goodwill	15,952,544	15,952,544	14,951,217
Employee and other receivables, net of current portion	57,085	72,433	162,088
Deposits and other assets	636,904	336,613	422,500
Deferred tax asset			33,259
Total long-term assets	25,177,216	25,592,753	27,291,876
Total assets	88,253,192	83,752,816	84,503,398
Current liabilities:
Accounts payable and accrued transportation costs	33,424,145	35,767,785	39,702,020
Commissions payable	4,914,736	6,086,324	4,633,880
Other accrued costs	2,241,762	2,176,567	2,041,596
Income taxes payable	830,043	361,571
Current portion of notes payable to former shareholders of DBA	767,091	767,091	767,092
Current portion of contingent consideration	317,433	305,000
Current portion of lease termination liability	303,391	305,496
Amounts due to former shareholders of acquired operations			2,664,224
Other current liabilities			64,392
Total current liabilities	42,798,601	45,769,834	49,873,204
Notes payable and other long-term debt, net of current portion and debt discount	23,739,415	17,213,424	16,257,695
Contingent consideration, net of current portion	3,512,567	3,720,000	6,200,000
Lease termination liability, net of current portion	456,737	505,353
Deferred rent liability	577,517	583,401	680,521
Deferred tax liability	39,416	73,433
Other long-term liabilities	2,610	2,610	89,887
Total long-term liabilities	28,328,262	22,098,221	23,228,103
Total liabilities	71,126,863	67,868,055	73,101,307
Stockholders' equity:
Preferred stock, value
Common stock, value	14,803	14,803	14,481
Additional paid-in capital	14,005,085	13,873,157	13,003,987
Deferred compensation	(12,991)	(14,252)
Retained earnings (deficit)	3,035,267	1,943,530	(1,713,928)
Total Radiant Logistics, Inc. stockholders' equity	17,042,164	15,817,238	11,304,540
Non-controlling interest	84,165	67,523	97,551
Total stockholders' equity	17,126,329	15,884,761	11,402,091
Total liabilities and stockholders' equity	$ 88,253,192	$ 83,752,816	$ 84,503,398